Finance receivables (Tables)	12 Months Ended
Dec. 31, 2023
Finance receivables
Schedule of finance receivables
$
Balance – January 1, 2022	—
Additions	7,805,825
Add: Interest income	183,037
Less: Interest payments	(149,906)
Less: Principal payments	(203,077)
Effects of foreign exchange	(204,223)
Balance – December 31, 2022	7,431,656
Additions	1,021,489
Add: Interest income	568,919
Less: Interest payments	(597,986)
Less: Principal payments	(526,107)
Effects of foreign exchange	197,383
Balance – December 31, 2023	8,095,354
Current	7,187,988
Non-current	907,366
Balance – December 31, 2023	8,095,354
December 31, 2023
$
Minimum payments receivable	8,527,569
Unearned income	(432,215)
Net investment	8,095,354
Allowance for credit losses	—
Finance receivables, net	8,095,354